Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 88,067,647	$ 106,398,919
Prepaid expenses and other current assets	986,680	954,581
Total current assets	89,054,327	107,353,500
Property and equipment, net	3,423,880	3,418,077
Other assets	142,870	142,870
Total assets	92,621,077	110,914,447
Current liabilities:
Accounts payable	4,369,133	3,471,032
Accrued expenses	5,422,205	3,213,715
Short term debt	3,075,421	0
Total current liabilities	12,866,759	6,684,747
Noncurrent liability:
Long term debt	17,382,907	14,953,143
STOCKHOLDERS' EQUITY
Preferred stock, 5,000,000 shares authorized at December 31, 2017 and 2016, zero outstanding	0	0
Common stock, $0.00033 par value, 75,000,000 shares authorized at December 31, 2017 and December 31, 2016, 30,869,205 shares and 28,918,516 shares issued and outstanding at December 31, 2017 and December 31, 2016, respectively	10,400	9,756
Additional paid-in capital	214,309,370	190,341,769
Accumulated deficit	(151,948,359)	(101,074,968)
Total stockholders' equity	62,371,411	89,276,557
Total liabilities and stockholders' equity	$ 92,621,077	$ 110,914,447